UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
March 31, 2011

Shares	Description (1)	Value
Common Stocks – 99.0%
Aerospace & Defense – 1.7%
51,913	Boeing Company	$ 3,837,928
57,708	Honeywell International Inc.	3,445,745
5,228	Huntington Ingalls Industries Inc., (2)	216,962
20,698	Lockheed Martin Corporation	1,664,119
31,371	Northrop Grumman Corporation	1,967,275
31,875	Raytheon Company	1,621,481
29,087	United Technologies Corporation	2,462,215
Total Aerospace & Defense	15,215,725
Air Freight & Logistics – 0.9%
105,964	United Parcel Service, Inc., Class B	7,875,244
Airlines – 0.1%
138,259	AMR Corporation, (2)	893,153
Auto Components – 0.4%
127,177	Gentex Corporation	3,847,104
Automobiles – 0.4%
157,573	Ford Motor Company, (2)	2,349,413
33,442	Harley-Davidson, Inc.	1,420,951
Total Automobiles	3,770,364
Beverages – 1.9%
149,031	Coca-Cola Company	9,888,207
115,684	PepsiCo, Inc.	7,451,206
Total Beverages	17,339,413
Biotechnology – 2.5%
100,534	Amgen Inc., (2)	5,373,542
73,931	Biogen Idec Inc., (2)	5,425,796
106,042	Celgene Corporation, (2)	6,100,596
131,338	Gilead Sciences, Inc., (2)	5,573,985
Total Biotechnology	22,473,919
Capital Markets – 1.9%
159,239	Charles Schwab Corporation	2,871,079
48,725	Eaton Vance Corporation	1,570,894
26,010	Goldman Sachs Group, Inc.	4,121,805
41,872	Legg Mason, Inc.	1,511,160
124,454	Morgan Stanley	3,400,083
93,004	Waddell & Reed Financial, Inc., Class A	3,776,892
Total Capital Markets	17,251,913
Chemicals – 1.8%
49,425	Dow Chemical Company	1,865,794
48,768	E.I. Du Pont de Nemours and Company	2,680,777
35,463	Eastman Chemical Company	3,522,185
22,467	Lubrizol Corporation	3,009,679
41,583	Monsanto Company	3,004,788
1,644	Potash Corporation of Saskatchewan	96,881
103,452	RPM International, Inc.	2,454,916
Total Chemicals	16,635,020
Commercial Banks – 2.2%
65,480	Fifth Third Bancorp.	908,862
86,613	First Horizon National Corporation, (2)	970,932
1,447	HSBC Holdings PLC, Sponsored ADR	74,955
6	Lloyds TSB Group PLC, Sponsored ADR, (2)	22
43,429	Toronto-Dominion Bank	3,847,375
197,603	U.S. Bancorp	5,222,647
287,263	Wells Fargo & Company	9,106,237
Total Commercial Banks	20,131,030
Commercial Services & Supplies – 0.7%
81,168	Deluxe Corporation	2,154,199
49,936	R.R. Donnelley & Sons Company	944,789
77,545	Waste Management, Inc.	2,895,530
Total Commercial Services & Supplies	5,994,518
Communications Equipment – 3.9%
49,954	ADTRAN, Inc.	2,121,047
13,861	Aviat Networks Inc., (2)	71,661
554,836	Cisco Systems, Inc.	9,515,437
41,824	Harris Corporation	2,074,470
2,683	Motorola Mobility Holdings Inc., (2)	65,465
10,895	Motorola Solutions Inc., (2)	486,898
328,059	QUALCOMM, Inc.	17,987,475
58,997	Research In Motion Limited, (2)	3,337,460
Total Communications Equipment	35,659,913
Computers & Peripherals – 8.5%
182,138	Apple, Inc., (2)	63,465,982
126,310	Dell Inc., (2)	1,832,758
151,431	EMC Corporation, (2)	4,020,493
120,149	Hewlett-Packard Company	4,922,505
52,215	NetApp Inc., (2)	2,515,719
Total Computers & Peripherals	76,757,457
Consumer Finance – 0.7%
66,071	American Express Company	2,986,409
72,637	Discover Financial Services	1,752,004
77,393	SLM Corporation, (2)	1,184,113
Total Consumer Finance	5,922,526
Containers & Packaging – 0.5%
78,989	Packaging Corp. of America	2,281,992
50,628	Sonoco Products Company	1,834,252
Total Containers & Packaging	4,116,244
Distributors – 0.3%
55,680	Genuine Parts Company	2,986,675
Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.	772,990
Diversified Financial Services – 2.9%
539,330	Bank of America Corporation	7,189,269
590,173	Citigroup Inc., (2)	2,608,565
11,080	CME Group, Inc.	3,341,174
110,655	ING Groep N.V., Sponsored ADR, (2)	1,406,425
262,615	JP Morgan Chase & Co.	12,106,552
Total Diversified Financial Services	26,651,985
Diversified Telecommunication Services – 2.6%
518,103	AT&T Inc.	15,853,952
44,021	Frontier Communications Corporation	361,853
189,454	Verizon Communications Inc.	7,301,557
Total Diversified Telecommunication Services	23,517,362
Electric Utilities – 1.3%
128,436	Companhia Energetica de Minas Gerais, Sponsored ADR	2,474,962
193,791	Duke Energy Corporation	3,517,307
112,676	Great Plains Energy Incorporated	2,255,774
129,707	Pepco Holdings, Inc.	2,419,036
25,438	Pinnacle West Capital Corporation	1,088,492
Total Electric Utilities	11,755,571
Electrical Equipment – 1.5%
23,275	Cooper Industries Inc.	1,510,548
68,667	Emerson Electric Company	4,012,213
11,240	Hubbell Incorporated, Class B	798,377
31,575	Rockwell Automation, Inc.	2,988,574
49,398	Roper Industries Inc.	4,270,951
Total Electrical Equipment	13,580,663
Electronic Equipment & Instruments – 0.3%
129,427	Corning Incorporated	2,670,079
Energy Equipment & Services – 2.3%
25,308	Diamond Offshore Drilling, Inc.	1,966,432
36,079	ENSCO International PLC, Sponsored ADR	2,086,809
140,390	Halliburton Company	6,997,038
54,107	Patterson-UTI Energy, Inc.	1,590,205
77,123	Schlumberger Limited	7,192,491
17,510	Tidewater Inc.	1,047,974
Total Energy Equipment & Services	20,880,949
Food & Staples Retailing – 1.7%
98,173	CVS Caremark Corporation	3,369,297
80,419	Kroger Co.	1,927,643
38,974	SUPERVALU INC.	348,038
63,484	Walgreen Co.	2,548,248
140,283	Wal-Mart Stores, Inc.	7,301,730
Total Food & Staples Retailing	15,494,956
Food Products – 0.7%
144,373	Kraft Foods Inc., Class A	4,527,537
109,395	Sara Lee Corporation	1,933,010
Total Food Products	6,460,547
Gas Utilities – 1.8%
23,164	AGL Resources Inc.	922,854
100,700	Atmos Energy Corporation	3,433,870
75,051	National Fuel Gas Company	5,553,774
62,725	Nicor Inc.	3,368,333
49,805	ONEOK, Inc.	3,330,958
Total Gas Utilities	16,609,789
Health Care Equipment & Supplies – 1.5%
61,883	Baxter International, Inc.	3,327,449
36,821	Hill Rom Holdings Inc.	1,398,462
106,091	Hologic Inc., (2)	2,355,220
12,205	Intuitive Surgical, Inc., (2)	4,069,879
51,909	Medtronic, Inc.	2,042,619
Total Health Care Equipment & Supplies	13,193,629
Health Care Providers & Services – 2.0%
38,782	Aetna Inc.	1,451,610
62,293	Brookdale Senior Living Inc., (2)	1,744,204
26,104	Coventry Health Care, Inc., (2)	832,457
124,967	Express Scripts, Inc., (2)	6,949,415
89,376	UnitedHealth Group Incorporated	4,039,795
41,329	Wellpoint Inc.	2,884,351
Total Health Care Providers & Services	17,901,832
Hotels, Restaurants & Leisure – 1.5%
51,390	International Game Technology	834,060
60	Las Vegas Sands, (2)	2,533
106,614	McDonald’s Corporation	8,112,259
21,179	Starwood Hotels & Resorts Worldwide, Inc.	1,230,923
28,492	Wynn Resorts Ltd	3,625,607
Total Hotels Restaurants & Leisure	13,805,382
Household Durables – 0.8%
97,917	KB Home	1,218,087
54,753	Newell Rubbermaid Inc.	1,047,425
40,513	Stanley Black & Decker Inc.	3,103,296
19,851	Whirlpool Corporation	1,694,481
Total Household Durables	7,063,289
Household Products – 1.3%
37,058	Colgate-Palmolive Company	2,992,804
146,976	Procter & Gamble Company	9,053,722
Total Household Products	12,046,526
Industrial Conglomerates – 1.6%
17,708	3M Co.	1,655,698
652,521	General Electric Company	13,083,046
Total Industrial Conglomerates	14,738,744
Insurance – 1.3%
49,660	Allstate Corporation	1,578,195
9,033	American International Group, (2)	317,420
26,066	Arthur J. Gallagher & Co.	792,667
92,800	CNO Financial Group Inc., (2)	696,928
189,397	Fidelity National Title Group Inc., Class A	2,676,180
50,700	Genworth Financial Inc., Class A, (2)	682,422
9,435	Hartford Financial Services Group, Inc.	254,085
31,606	Lincoln National Corporation	949,444
103,489	Marsh & McLennan Companies, Inc.	3,085,007
13,952	Unitrin, Inc.	430,838
Total Insurance	11,463,186
Internet & Catalog Retail – 1.2%
56,923	Amazon.com, Inc., (2)	10,253,540
13,070	HSN, Inc., (2)	418,632
Total Internet & Catalog Retail	10,672,172
Internet Software & Services – 4.2%
38,488	Akamai Technologies, Inc., (2)	1,462,544
35,740	Baidu.com, Inc., Sponsored ADR, (2)	4,925,329
58,343	Earthlink, Inc.	456,826
195,445	eBay Inc., (2)	6,066,613
31,708	Google Inc., Class A, (2)	18,587,547
22,576	IAC/InterActiveCorp., (2)	697,373
30,343	United Online, Inc.	191,313
81,924	VeriSign, Inc., (2)	2,966,468
146,970	Yahoo! Inc., (2)	2,447,051
Total Internet Software & Services	37,801,064
IT Services – 2.6%
112,898	Automatic Data Processing, Inc.	5,792,796
61,069	Fidelity National Information Services	1,996,346
70,670	International Business Machines Corporation (IBM)	11,524,157
14,762	Lender Processing Services Inc.	475,189
107,491	Paychex, Inc.	3,370,918
Total IT Services	23,159,406
Leisure Equipment & Products – 0.4%
77,138	Mattel, Inc.	1,923,050
14,833	Polaris Industries Inc.	1,290,768
Total Leisure Equipment & Products	3,213,818
Machinery – 1.9%
34,007	Caterpillar Inc.	3,786,679
13,695	Deere & Company	1,326,909
43,913	Graco Inc.	1,997,602
27,670	Joy Global Inc.	2,734,073
53,447	SPX Corporation	4,243,157
67,275	Timken Company	3,518,483
Total Machinery	17,606,903
Media – 3.3%
322,788	Comcast Corporation, Special Class A	7,495,137
97,817	New York Times, Class A, (2)	926,327
309,975	News Corporation, Class A	5,443,161
57,776	Omnicom Group, Inc.	2,834,491
118,487	Regal Entertainment Group, Class A	1,599,575
355,542	Sirius XM Radio Inc., (2)	590,200
40,864	Viacom Inc., Class B	1,900,993
187,787	Walt Disney Company	8,091,742
149,513	Warner Music Group Corporation, (2)	1,012,203
Total Media	29,893,829
Metals & Mining – 1.0%
71,938	Alcoa Inc.	1,269,706
5,433	Barrick Gold Corporation	282,027
39,386	Freeport-McMoRan Copper & Gold, Inc.	2,187,892
78,900	Hecla Mining Company, (2)	716,412
110,872	Southern Copper Corporation	4,464,815
Total Metals & Mining	8,920,852
Multiline Retail – 1.2%
58,848	Macy’s, Inc.	1,427,652
54,585	Nordstrom, Inc.	2,449,775
35,573	Sears Holding Corporation, (2)	2,940,108
74,149	Target Corporation	3,708,191
Total Multiline Retail	10,525,726
Multi-Utilities – 0.8%
62,041	Ameren Corporation	1,741,491
57,468	OGE Energy Corp.	2,905,582
97,043	Public Service Enterprise Group Incorporated	3,057,825
Total Multi-Utilities	7,704,898
Oil, Gas & Consumable Fuels – 7.3%
140,047	Chevron Corporation	15,045,249
2,747	CNOOC Limited, Sponsored ADR	695,101
116,652	ConocoPhillips	9,315,829
358,957	Exxon Mobil Corporation	30,199,052
24,173	Hess Corporation	2,059,781
57,731	Occidental Petroleum Corporation	6,032,312
3,274	PetroChina Company Limited, Sponsored ADR	498,467
8,201	Royal Dutch Shell PLC, Class A, Sponsored ADR	597,525
40,039	SandRidge Energy Inc., (2)	512,499
39,133	StatoilHydro ASA, Sponsored ADR	1,081,636
558	Suncor Energy, Inc.	25,021
Total Oil, Gas & Consumable Fuels	66,062,472
Pharmaceuticals – 5.1%
127,759	Abbott Laboratories	6,266,579
142,745	Bristol-Myers Squibb Company	3,772,750
84,994	Eli Lilly and Company	2,989,239
12,316	GlaxoSmithKline PLC, Sponsored ADR	473,058
173,171	Johnson & Johnson	10,260,382
265,881	Merck & Company Inc.	8,776,732
656,263	Pfizer Inc.	13,328,702
Total Pharmaceuticals	45,867,442
Professional Services – 0.5%
56,869	Manpower Inc.	3,575,923
66,137	Resources Connection, Inc.	1,282,396
Total Professional Services	4,858,319
Real Estate Investment Trust – 1.6%
66,093	Apartment Investment & Management Company, Class A	1,683,389
69,975	Brandywine Realty Trust	849,497
34,687	CBL & Associates Properties Inc.	604,248
114,294	DCT Industrial Trust Inc.	634,332
49,733	Health Care REIT, Inc.	2,607,999
100,726	Lexington Corporate Properties Trust	941,788
46,608	Liberty Property Trust	1,533,403
105,344	Nationwide Health Properties, Inc.	4,480,280
129,993	U-Store-It Trust	1,367,526
Total Real Estate Investment Trust	14,702,462
Road & Rail – 0.5%
4,035	Dollas Thrifty Automotive Group Inc., (2)	269,256
41,968	Union Pacific Corporation	4,126,713
Total Road & Rail	4,395,969
Semiconductors & Equipment – 3.9%
87,820	Altera Corporation	3,865,836
73,634	Analog Devices, Inc.	2,899,707
241,972	Applied Materials, Inc.	3,779,603
101,568	Broadcom Corporation, Class A	3,999,748
9,350	First Solar Inc., (2)	1,503,854
535,698	Intel Corporation	10,805,029
26,060	Intersil Holding Corporation, Class A	324,447
78,287	Linear Technology Corporation	2,632,792
109,468	National Semiconductor Corporation	1,569,771
116,562	Texas Instruments Incorporated	4,028,383
Total Semiconductors & Equipment	35,409,170
Software – 6.0%
290,858	Activision Blizzard Inc.	3,190,712
151,075	Adobe Systems Incorporated, (2)	5,009,647
78,177	Autodesk, Inc., (2)	3,448,387
908,528	Microsoft Corporation	23,040,270
574,396	Oracle Corporation	19,167,595
Total Software	53,856,611
Specialty Retail – 2.0%
20,823	Abercrombie & Fitch Co., Class A	1,222,310
59,432	American Eagle Outfitters, Inc.	944,374
42,552	Best Buy Co., Inc.	1,222,093
70,360	CarMax, Inc., (2)	2,258,556
79,661	Gap, Inc.	1,805,118
114,319	Home Depot, Inc.	4,236,662
94,934	Limited Brands, Inc.	3,121,430
116,842	Lowe’s Companies, Inc.	3,088,134
Total Specialty Retail	17,898,677
Thrifts & Mortgage Finance – 0.4%
40,800	MGIC Investment Corporation, (2)	362,712
180,604	New York Community Bancorp Inc.	3,117,225
Total Thrifts & Mortgage Finance	3,479,937
Tobacco – 1.3%
20,321	Altria Group, Inc.	528,956
146,804	Philip Morris International	9,634,747
36,132	Reynolds American Inc.	1,283,770
Total Tobacco	11,447,473
Wireless Telecommunication Services – 0.2%
26,836	China Mobile Hong Kong Limited, Sponsored ADR	1,240,897
161,500	Sprint Nextel Corporation, (2)	749,360
Total Wireless Telecommunication Services	1,990,257
Total Common Stocks (cost $669,765,714)	894,945,154

Shares	Description (1)	Value
Warrants – 0.0%
4,823	American International Group Inc., Equity Uncovered America Call Warrant, (2)	$ 53,680
Total Warrants (cost $81,991)	53,680

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 6.3%
$ 56,720	Repurchase Agreement with Fixed Income Clearning Corporation, dated 3/31/11, repurchase price $56,720,308, collateralized by $58,665,000 U.S. Treasury Notes, 0.500%, due 11/15/13, value $57,858,356	0.010%	4/01/11	$ 56,720,292
Total Short-Term Investments (cost $56,720,292)	56,720,292
Total Investments (cost $726,567,997) – 105.3%	951,719,126
Other Assets Less Liabilities – (5.3)% (5)	(48,194,847)
Net Assets – 100%	$ 903,524,279

Investments in Derivatives

Call Options Written at March 31, 2011:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
Call Options Written (4)
(625)	Mini-NDX 100 Index	$ (14,062,500)	4/16/11	$ 225.0	$ (620,313)
(1,122)	Mini-NDX 100 Index	(25,525,500)	4/16/11	227.5	(869,550)
(1,047)	Mini-NDX 100 Index	(24,081,000)	4/16/11	230.0	(604,642)
(606)	Mini-NDX 100 Index	(14,241,000)	4/16/11	235.0	(151,803)
(1,152)	Mini-NDX 100 Index	(25,920,000)	5/21/11	225.0	(1,414,080)
(1,316)	Mini-NDX 100 Index	(29,939,000)	5/21/11	227.5	(1,368,640)
(51)	NASDAQ-100 Index	(11,475,000)	4/16/11	2,250.0	(504,135)
(117)	NASDAQ-100 Index	(26,617,500)	4/16/11	2,275.0	(905,580)
(108)	NASDAQ-100 Index	(24,840,000)	4/16/11	2,300.0	(627,480)
(70)	NASDAQ-100 Index	(16,450,000)	4/16/11	2,350.0	(175,700)
(620)	S&P 500 Index	(77,500,000)	4/16/11	1,250.0	(4,774,000)
(619)	S&P 500 Index	(78,922,500)	4/16/11	1,275.0	(3,330,220)
(654)	S&P 500 Index	(84,039,000)	4/16/11	1,285.0	(2,943,000)
(608)	S&P 500 Index	(79,040,000)	4/16/11	1,300.0	(1,976,000)
(614)	S&P 500 Index	(81,355,000)	4/16/11	1,325.0	(917,930)
(656)	S&P 500 Index	(85,280,000)	5/21/11	1,300.0	(2,984,800)
(634)	S&P 500 Index	(84,005,000)	5/21/11	1,325.0	(1,863,960)
(614)	S&P 500 Index	(78,285,000)	6/18/11	1,275.0	(4,402,380)
(11,233)	Total Call Options Written (premiums received $25,092,933)	$ (861,578,000)	$ (30,434,213)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$894,945,154	$ –	$ –	$894,945,154
Warrants	53,680	–	–	53,680
Short-Term Investments	–	56,720,292	–	56,720,292
Derivatives:
Call Options Written	(30,434,213)	–	–	(30,434,213)
Total	$864,564,621	$56,720,292	$ –	$921,284,913

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$30,434,213

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding investments in derivatives) was $726,776,550.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 279,726,377
Depreciation	(54,783,801)
Net unrealized appreciation (depreciation) of investments	$ 224,942,576

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

(5)	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011

*                      Print the name and title of each signing officer under his or her signature.